PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 8,246	$ 6,766
Accumulated Depreciation	4,451	4,063
Net	3,795	2,703
MedCenter equipment
Property, Plant and Equipment [Line Items]
Cost	4,622	3,303
Accumulated Depreciation	1,525	1,139
Net	3,097	2,164
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	799	666
Accumulated Depreciation	605	444
Net	194	222
IT equipment
Property, Plant and Equipment [Line Items]
Cost	1,999	2,151
Accumulated Depreciation	1,768	1,975
Net	231	176
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	329	282
Accumulated Depreciation	230	203
Net	99	79
Vehicles
Property, Plant and Equipment [Line Items]
Cost	54	54
Accumulated Depreciation	27	18
Net	27	36
General plant and equipment
Property, Plant and Equipment [Line Items]
Cost	353	310
Accumulated Depreciation	296	284
Net	57	$ 26
Work-in-process
Property, Plant and Equipment [Line Items]
Cost	90
Accumulated Depreciation	0
Net	$ 90